ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Product warranty (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Beginning balance	$ 499	$ 1,718	$ 2,573
Provided during the year	2,425	1,685	3,613
Utilized during the year	(2,301)	(2,872)	(4,397)
Exchange difference	43	(32)	(71)
Ending balance	$ 666	$ 499	$ 1,718